Available-for-sale investments (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Cash and cash equivalents	$ 406	$ 438
Realized gains	132	149	$ 158
Realized losses	$ 208	$ 150	$ 83